Investment In Millburn Multi-Markets Trading L.P. (Schedule Of The Partnership's And The Company's Ownership Percentages Of The Master Fund) (Details)	Dec. 31, 2014	Dec. 31, 2013
Millburn Multi-Markets Fund L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	73.17%	59.64%
Millburn Multi-Markets Trading L.P. [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	78.68%	86.78%
Millburn Multi-Markets Trading L.P. [Member] | U.S. Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	73.17%	59.64%
Millburn Multi-Markets Trading L.P. [Member] | Cayman Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund	5.51%	3.60%
Millburn Multi-Markets Trading L.P. [Member] | Cayman SPC Feeder [Member]
Schedule of Equity Method Investments [Line Items]
Partnership's ownership percentage of the Master Fund		23.54%	[1]

[1]	For the period January 1, 2014 , through September 30, 2014.